S000059365 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Western Asset Total Return ETF | Western Asset Total Return ETF
Prospectus [Line Items]
Annual Return [Percent]	(0.44%)	5.89%	(21.24%)	(2.98%)	10.12%	13.19%